Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Details)	9 Months Ended
	Sep. 30, 2018 Option $ / shares	Dec. 31, 2017 Option	Dec. 31, 2016 Option
Options Expiring July 9, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	2,440,000
Options exercisable	2,440,000
Exercise price | $ / shares	$ 0.62
Weighted average remaining contractual life	26 days
Options Expiring August 27, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $ / shares	$ 0.37
Weighted average remaining contractual life	4 days
Options Expiring September 26, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	100,000
Options exercisable	100,000
Exercise price | $ / shares	$ 0.26
Weighted average remaining contractual life	0 years
Options Expiring November 5, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	350,000
Options exercisable	350,000
Exercise price | $ / shares	$ 0.21
Weighted average remaining contractual life	4 days
Options Expiring December 19, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $ / shares	$ 0.22
Weighted average remaining contractual life	18 days
Options Expiring February 3, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	900,000
Options exercisable	900,000
Exercise price | $ / shares	$ 0.275
Weighted average remaining contractual life	18 days
Options Expiring October 5, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	450,000
Options exercisable	450,000
Exercise price | $ / shares	$ 0.20
Weighted average remaining contractual life	11 days
Options Expiring January 28, 2021 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	5,443,000
Options exercisable	5,443,000
Exercise price | $ / shares	$ 0.21
Weighted average remaining contractual life	5 months 27 days
Options Expiring February 21, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	7,637,500
Options exercisable	7,637,500
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	1 year
Options Expiring December 20, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	1,000,000
Options exercisable	1,000,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	1 month 27 days
Options Expiring February 28, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	5,725,000
Options exercisable	5,725,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	11 months 19 days
Options Expiring May 1, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	500,000
Options exercisable	500,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	1 month 2 days
Options Expiring May 4, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	200,000
Options exercisable	200,000
Exercise price | $ / shares	$ 0.12
Weighted average remaining contractual life	15 days
Stock Option Plan [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	25,945,500	20,720,500	12,823,000
Options exercisable	25,945,500
Weighted average remaining contractual life	2 years 11 months 19 days